CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

	December 31, 2021	December 31, 2020
Cash	$429.7	$920.9
Short-term deposits with initial maturities of three months or less	115.2	20.6
	$544.9	$941.5